SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 179	$ 283
Charged to costs and expenses relating to new sales	112	118
Costs of warranties granted	(135)	(223)
Foreign currency translation adjustments	1	1
Warranty provision, end of year	$ 157	$ 179